LEASE - Lease Liability Maturities (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2024	$ 54,825
2025	27,412
2026	20,559
Total minimum lease payments	102,796
Less: Imputed interest	(4,661)
Total Lease liabilities	$ 98,135	$ 96,396